Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Current tax benefit (expense)	$ (18)	$ (12)	$ (14)
Deferred tax benefit (expense)	20	28	29
Income tax benefit (expense)	$ 2	$ 16	$ 15